Note 15 - Stock Options and Stock-based Employee Compensation (Details Textual) - USD ($) $ / shares in Units, shares in Thousands		3 Months Ended						9 Months Ended		12 Months Ended
	Feb. 01, 2016	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value											$ 3.39	$ 17.44
APIC, Share-based Payment Arrangement, Increase for Cost Recognition, Total		$ 1,938,000	$ 1,739,000	$ 1,530,000	$ 145,000	$ 140,000	$ 418,000			$ 1,000,000	$ 955,000	$ 1,600,000
Share-based Payment Arrangement, Expense		$ 1,939,000			$ 145,000			$ 5,208,000	$ 703,000		955,000	1,561,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value											600,000	$ 1,900,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total										13,900,000	$ 13,900,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition											2 years 328 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value								$ 3.95			$ 4.22	$ 4.33
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value										$ 0	$ 0
Chief Executive Officer [Member] | Non-plan Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
The 2011 Long-term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized										6,100	6,100
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant										1,453	1,453	1,623
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period												3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period												10 years
Share-based Payment Arrangement, Expense												$ 400,000